Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 16, 2015
Registrant Name	UNIVERSAL INSTITUTIONAL FUNDS INC
Central Index Key	0001011378
Amendment Flag	false
Document Creation Date	Jun. 16, 2015
Document Effective Date	Jun. 16, 2015
Prospectus Date	May 01, 2015
Class I Prospectus | Global Strategist Portfolio | Class I
Prospectus:
Trading Symbol	UIMPX